Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of components of loss before income taxes

The United States and foreign components of loss before income taxes were comprised of the following:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Singapore	$(203,411)	$(3,942,542)	$2,187,900
Foreign	(8,231,370)	(21,086,152)	(518,576)
Total loss (income) before income taxes	$(8,434,781)	$(25,028,694)	$1,669,324

Schedule of provision for income taxes

The provision (benefit) for income taxes consisted of the following:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Current	$-	$27,439	$74,168
Deferred	-	(48,228)	(27,680)
Provision (benefit) for income taxes	$-	$(20,789)	$46,488

Schedule of effective income tax rate

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Singapore statutory income tax rate	17.0%	17.0%	17.0%
Tax rate difference outside Singapore (1)	(16.6)%	(14.2)%	0.0%
Taxable income below exemption threshold	0.0%	0.0%	(0.5)%
Change in valuation allowance	(0.4)%	(1.9)%	1.7%
Others (2)	0.0%	(0.8)%	(15.4)%
Effective tax rate	0.0%	0.1%	2.8%

(1)	It is mainly due to tax rate difference of the entities incorporated in British Virgin Islands.
(2)	Others mainly consisted of income such as offshore investment income, 2021 return to provision adjustment, and COVID-19 related government grant which is non-taxable under local tax laws.

Schedule of deferred tax assets and liabilities

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	December 31, 2023	December 31, 2022

Deferred Tax Assets
Valuation allowance for credit losses	$426	$-
Net operating loss carryforwards	544,385	502,382
Lease liabilities	20,574	41
Less: valuation allowance*	(545,099)	(502,382)
Total deferred tax assets, net	$20,286	$41

Deferred Tax Liabilities
Right of use assets	$(20,286)	$(41)
Total deferred tax liabilities	(20,286)	(41)
Deferred tax assets/liabilities, net	$-	$-

*	The valuation allowance on all deferred tax assets increased by $42,717 from December 31, 2022 to December 31, 2023.

Schedule of taxes payable	Taxes payable consist of the following:
	December 31, 2023	December 31, 2022

GST taxes payable	$192,956	$57,757
Income taxes payable	15,699	59,784
Totals	$208,655	$117,541